Share-Based Compensation - Restricted Shares (Details) - Leju Plan - Restricted Shares - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional disclosure
Restricted shares granted	0	0	0
Total grant date fair value of restricted shares vested	$ 0	$ 2,948,837	$ 3,737,772
Compensation expense	0	666,723	3,248,658
Deemed distribution	$ 0	$ 0	$ 34,594
Restricted shares	0	0
Unrecognized compensation expense	$ 0	$ 0
Number of shares, outstanding	0	0
Number of shares, exercisable	0	0